Business Acquisition	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS ACQUISITION
3.	BUSINESS ACQUISITION

Acquisition of Shanghai Pukuan

On May 5, 2016, the Group acquired 100% equity interests in Shanghai Pukuan. The total consideration for the acquisition of Shanghai Pukuan amounted to RMB20,200 which included RMB19,600 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

Shanghai Pukuan operates K-12 tutoring services in the PRC. The acquisition of Shanghai Pukuan’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Shanghai Pukuan-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	2,887
Prepaid expenses and other current assets	17,121
Restricted cash	1,120
Accrued expenses and other current liabilities	(2,568)
Deferred revenue	(19,807)
Intangible assets-student base	4,700	6.7 years
Deferred tax liabilities	(1,175)
Goodwill	17,922
Total	20,200

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

Acquisition of Luoyang Pucai Education Technology Co., Ltd. (“Luoyang Pucai”)

On July 31, 2016, the Group acquired 100% equity interests in Luoyang Pucai. The total consideration for the acquisition of Luoyang Pucai amounted to RMB27,900 which included RMB20,500 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

Luoyang Pucai operates K-12 tutoring services in the PRC. The acquisition of Luoyang Pucai’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Luoyang Pucai Education Technology Co., Ltd. (“Luoyang Pucai”) -continued

This transaction was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	2,494
Prepaid expenses and other current assets	8,113
Property, plant and equipment, net	42	3-5 years
Accrued expenses and other current liabilities	(640)
Deferred revenue	(10,105)
Intangible assets-student base	2,800	4.4 years
Deferred tax liabilities	(700)
Goodwill	25,896
Total	27,900

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

Acquisition of Xi’an Shanghe Culture Development Co., Ltd. (“Xi’an Shanghe”)

On November 15, 2016, the Group acquired 100% equity interests in Xi’an Shanghe. The total consideration for the acquisition of Xi’an Shanghe amounted to RMB27,800 which included RMB25,200 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

Xi’an Shanghe operates K-12 tutoring services in the PRC. The acquisition of Xi’an Shanghe’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Xi’an Shanghe Culture Development Co., Ltd. (“Xi’an Shanghe”) -continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	3,998
Prepaid expenses and other current assets	5,874
Restricted cash	20
Property, plant and equipment, net	187	3-5 years
Accrued expenses and other current liabilities	(3,164)
Deferred revenue	(8,272)
Intangible assets-student base	3,000	3.1 years
Deferred tax liabilities	(750)
Goodwill	26,907
Total	27,800

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Acquisition of Dalian Pude Education Consulting Co., Ltd. (“Dalian Pude”)

On November 28, 2016, the Group acquired 100% equity interests in Dalian Pude. The total consideration for the acquisition of Dalian Pude amounted to RMB51,700 which included RMB47,000 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

Dalian Pude operates K-12 tutoring services in the PRC. The acquisition of Dalian Pude’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Dalian Pude Education Consulting Co., Ltd. (“Dalian Pude”) -continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	1,475
Prepaid expenses and other current assets	28,060
Property, plant and equipment, net	20	3-5 years
Accrued expenses and other current liabilities	(8,848)
Deferred revenue	(20,659)
Intangible assets-student base	9,200	4.1 years
Deferred tax liabilities	(2,300)
Goodwill	44,752
Total	51,700

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Acquisition of Luzhou Puxin Culture Communication Co., Ltd. (“Luzhou Puxin”)

On December 31, 2016, the Group acquired 100% equity interests in Luzhou Puxin. The total consideration for the acquisition of Luzhou Puxin amounted to RMB18,700 which included RMB14,300 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

Luzhou Puxin operates K-12 tutoring services in the PRC. The acquisition of Luzhou Puxin’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Luzhou Puxin Culture Communication Co., Ltd. (“Luzhou Puxin”) -continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	165
Prepaid expenses and other current assets	3,372
Property, plant and equipment, net	155	3-5 years
Accrued expenses and other current liabilities	(73)
Deferred revenue	(3,464)
Intangible assets-student base	5,300	4 years
Deferred tax liabilities	(1,325)
Goodwill	14,570
Total	18,700

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Other acquisitions in 2016

In 2016, the Group acquired 100% equity interests in Jinan Qifa Education Consulting Co., Ltd, Nanjing Diyu, Shaoxing Puxin Education Consulting Co., Ltd, Ningbo Puxin Education Technology Co., Ltd, Chengdu Qidi Wanjuan Education Consulting Co., Ltd, Nanjing Dreams & Stars Information Consulting Co., Ltd, Shenzhen Davis Information Consulting Co., Ltd, Beijing Hope, Beijing Quakers Education Consulting Co., Ltd and Shenyang Being Modern Foreign Language School and acquired certain tutoring businesses from third parties (collectively “Other 2016 Acquirees”). The total consideration for the acquisitions of Other 2016 Acquirees amounted to RMB97,377 which included RMB84,677 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

These acquired entities are in the operation of K-12 tutoring services and study abroad tutoring services in the PRC. The acquisitions of Other 2016 Acquirees’ training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2016-continued

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	5,280
Prepaid expenses and other current assets	36,412
Restricted cash	100
Property, plant and equipment, net	1,193	3-5 years
Accrued expenses and other current liabilities	(4,880)
Deferred revenue	(42,910)
Intangible assets-student base	14,300	2.5-7 years
Deferred tax liabilities	(3,575)
Goodwill	91,457
Total	97,377

The tangible and intangible assets valuation for the acquisitions disclosed above were based on valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions.

Acquisition of ZMN Education

On July 31, 2017, the Group acquired 100% equity interests in ZMN Education. The total consideration for the acquisition of ZMN Education amounted to RMB135,850 which included RMB65,250 in cash and the rest was in the form of warrant. The warrant issued to the sellers which entitle them to purchase the ordinary shares of Long faith Limited, a shareholder of the Company, was recorded at fair value on acquisition date and accounted for as capital contribution to the Company by the Company’s shareholder.

ZMN Education operates study abroad tutoring services in the PRC. The acquisition of ZMN Education’s service centers, with its well-known brand and strong teaching team, would further enhance the Group’s ability to provide high quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of ZMN Education-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	21,407
Prepaid expenses and other current assets	13,266
Restricted cash	1,008
Property, plant and equipment, net	9,723	3-5 years
Rental deposits	7,285
Deferred revenue	(208,345)
Account payables	(564)
Accrued expenses and other current liabilities	(32,857)
Loans from third parties	(23,802)
Intangible assets-trademark	32,400	5.4 years
Deferred tax liabilities	(8,100)
Goodwill	324,429
Total	135,850

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Acquisition of Beijing GEDU

On August 16, 2017, the Group acquired 100% equity interest in Beijing GEDU for cash consideration of USD72,300 (equivalent to RMB483,687).

Beijing GEDU operates study abroad tutoring services in the PRC. The acquisition of Beijing GEDU’s training centers, with its well-known brand and strong teaching team, would further enhance the Group’s ability to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Beijing GEDU-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	89,437
Inventories	6,620
Prepaid expenses and other current assets	117,333
Restricted cash	14,332
Property, plant and equipment, net	132,844	2-37 years
Deferred tax assets	2,547
Rental deposits	18,381
Accounts payable	(6,197)
Accrued expenses and other current liabilities	(79,167)
Income tax payable	(2,505)
Deferred revenue	(221,484)
Franchise deposits	(7,344)
Intangible assets-trademark	140,000	Indefinite
Intangible assets-relationship with partnership school	5,300	6.4 years
Intangible assets-franchise agreement	4,400	3.4 years
Deferred tax liabilities	(54,164)
Goodwill	323,354
Total	483,687

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Other acquisitions in 2017

In 2017, the Group acquired 100% equity interest in (i) a group of schools wholly owned by Chongqing Shunbo Technology Co., Ltd., (ii) Shenyang Pude Education Technology Co., Ltd., (iii) a school wholly owned by Mr. Bowen Zhang, (iv) Yancheng Tiantianxiangshang Education Training Co., Ltd., (v) Fuzhou Pude Education Technology Co., Ltd., (vi) a group of schools wholly owned by Hangzhou Shoumu Education Technology Co., Ltd., and acquired certain tutoring businesses from third parties (collectively “Other 2017 Acquirees”). The total consideration for the acquisitions of Other 2017 Acquirees amounted to RMB174,770 which included RMB155,170 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

These acquired entities are in the operation of K-12 tutoring services and study abroad tutoring services in the PRC. The acquisitions of Other 2017 Acquirees’ training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2017-continued

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	15,824
Inventories	256
Prepaid expenses and other current assets	13,221
Amounts due from related parties	63,194
Property, plant and equipment, net	1,377	3-5 years
Accrued expenses and other current liabilities	(12,388)
Deferred revenue	(85,197)
Intangible assets-student base	27,100	3.5-5.9 years
Deferred tax liabilities	(6,775)
Goodwill	158,158
Total	174,770

The tangible and intangible assets valuation for the acquisitions disclosed above were based on valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions.

Acquisition of Shandong Zengyu

On November 1, 2018, the Group acquired 100% equity interests in Shandong Zengyu. The total consideration for the acquisition of Shandong Zengyu amounted to RMB77,000 in cash.

Shandong Zengyu operates K-12 tutoring services in the PRC. The acquisition of Shandong Zengyu’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Acquisition of Shandong Zengyu-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Prepaid expenses and other current assets	37,169
Property, plant and equipment, net	1,241	3-5 years
Rental deposits	290
Accrued expenses and other current liabilities	(2,219)
Deferred revenue	(35,534)
Intangible assets-student base	6,700	2.2 years
Deferred tax liabilities	(1,675)
Goodwill	71,028
Total	77,000

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

Other acquisitions in 2018

In 2018, the Group acquired 100% equity interest in Jinan Lixia Wise Tutoring School Ltd and acquired tutoring business from third parties (collectively “Other 2018 Acquirees”). The total consideration for the acquisitions of Other 2018 Acquirees amounted to RMB19,986 which included RMB19,266 in cash and the rest was in the form of warrant. The warrant was issued by Long belief Limited, a shareholder of the Company, to purchase 49,348 ordinary shares of the Company. Long belief Limited is a shareholding platform for acquisitions. Refer to Note 16. The warrant was recorded at fair value and accounted for as shares consideration of the acquisition paid by the Company itself.

These acquired entities are in the operation of K-12 tutoring services and study abroad tutoring services in the PRC. The acquisitions of Other 2018 Acquirees’ training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2018-continued

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	54
Prepaid expenses and other current assets	8,504
Restricted cash	200
Accrued expenses and other current liabilities	(769)
Deferred revenue	(8,704)
Intangible assets-student base	1,100	3.5 years
Deferred tax liabilities	(275)
Goodwill	19,876
Total	19,986

The tangible and intangible assets valuation for the acquisitions disclosed above were based on valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions.

The following information summarizes the results of operations attributable to the acquisitions included in the Group’s consolidated statement of operations since the acquisition date:

	For the year ended December 31, 2016
	Shanghai Pukuan	Luoyang Pucai	Xi’an Shanghe	Dalian Pude	Luzhou Puxin	Others
	RMB	RMB	RMB	RMB	RMB	RMB
Net revenues	24,430	12,420	4,139	4,089	—	94,313
Net income (loss)	(1,610)	(604)	319	(1,154)	—	(17,277)

	For the year ended December 31, 2017
	ZMN Education	Beijing GEDU	Others
	RMB	RMB	RMB
Net revenues	39,867	197,853	114,601
Net (loss)	(59,169)	(74,370)	(13,096)

	For the year ended December 31, 2018
	Shandong Zengyu	Others
	RMB	RMB
Net revenues	8,074	4,495
Net (loss)	(1,362)	(27)
3.	BUSINESS ACQUISITION-continued

Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the year ended December 31, 2016 assuming that the acquisition of Shanghai Pukuan, Luoyang Pucai, Xi'an Shanghe, Dalian Pude, Luzhou Puxin and Other 2016 Acquirees which were completed in 2016 occurred as of January 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

For the year ended December 31,
2016
RMB
Unaudited
pro forma net revenues	640,094
pro forma net (loss)	(137,567)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016 and 2017 assuming that the acquisition of ZMN Education, Beijing GEDU and Other 2017 Acquirees which were completed in 2017 occurred as of January 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2016	2017
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,318,811	1,882,032
pro forma net (loss)	(281,853)	(511,354)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2017 and 2018 assuming that the acquisition of Shandong Zengyu and Other 2018 Acquirees which were completed in 2018 occurred as of January 1, 2017. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2017	2018
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,392,146	2,317,937
pro forma net (loss)	(389,366)	(824,909)